LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.65%
Aerospace & Defense–2.50%
Boeing	2,800	$ 1,065,316
L3Harris Technologies	26,322	5,491,822
Raytheon	21,760	4,269,094
United Technologies	15,919	2,173,262
		12,999,494
Air Freight & Logistics–0.68%
United Parcel Service Class B	29,755	3,565,244
		3,565,244
Airlines–0.51%
†JetBlue Airways	56,471	945,889
Southwest Airlines	27,157	1,466,750
†United Airlines Holdings	2,768	244,719
		2,657,358
Auto Components–0.19%
Goodyear Tire & Rubber	45,468	654,967
Lear	2,800	330,120
		985,087
Banks–4.86%
Associated Banc-Corp	10,675	216,169
Bank of America	127,463	3,718,096
CIT Group	21,560	976,884
Fifth Third Bancorp	42,025	1,150,644
First Horizon National	50,556	819,007
JPMorgan Chase & Co.	68,847	8,102,603
PNC Financial Services Group	7,629	1,069,281
Popular	4,481	242,332
Regions Financial	24,597	389,125
Sterling Bancorp	37,370	749,642
US Bancorp	34,112	1,887,758
Wells Fargo & Co.	99,062	4,996,687
Zions Bancorp	22,023	980,464
		25,298,692
Beverages–0.92%
Coca-Cola	44,189	2,405,649
†Monster Beverage	1,030	59,802
PepsiCo	17,070	2,340,297
		4,805,748
Biotechnology–5.65%
AbbVie	1,701	128,800
†Agios Pharmaceuticals	14,916	483,278
†Alkermes	20,712	404,091
Amgen	37,902	7,334,416
†Biogen	43,255	10,070,629
Gilead Sciences	23,820	1,509,712
†ImmunoGen	8,476	20,512
†Ionis Pharmaceuticals	42,411	2,540,843
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Regeneron Pharmaceuticals	2,724	$ 755,638
†Ultragenyx Pharmaceutical	10,337	442,217
†Vertex Pharmaceuticals	32,175	5,451,088
†Voyager Therapeutics	15,612	268,682
		29,409,906
Building Products–0.68%
Johnson Controls International	80,550	3,535,340
		3,535,340
Capital Markets–0.88%
Affiliated Managers Group	5,081	423,501
CME Group	9,111	1,925,519
Cohen & Steers	23,122	1,270,092
Invesco	40,000	677,600
Lazard Class A	650	22,750
Virtu Financial Class A	14,500	237,220
		4,556,682
Chemicals–2.99%
Air Products & Chemicals	12,982	2,880,187
CF Industries Holdings	5,931	291,805
†Corteva	22,220	622,160
DuPont de Nemours	8,694	619,969
Eastman Chemical	14,954	1,104,054
Ecolab	15,208	3,011,792
Huntsman	43,919	1,021,556
LyondellBasell Industries Class A	4,160	372,195
Olin	37,560	703,123
PPG Industries	33,369	3,954,560
Sherwin-Williams	1,786	982,068
		15,563,469
Commercial Services & Supplies–0.74%
Tetra Tech	13,500	1,171,260
Waste Management	23,203	2,668,345
		3,839,605
Communications Equipment–1.13%
Cisco Systems	119,240	5,891,648
		5,891,648
Construction & Engineering–0.26%
Fluor	31,240	597,621
†MasTec	11,500	746,695
		1,344,316
Construction Materials–0.38%
Vulcan Materials	13,150	1,988,806
		1,988,806
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.52%
Navient	86,177	$ 1,103,065
SLM	34,000	300,050
Synchrony Financial	37,643	1,283,250
		2,686,365
Diversified Financial Services–1.53%
†Berkshire Hathaway Class A	22	6,860,304
†Berkshire Hathaway Class B	5,437	1,131,005
		7,991,309
Diversified Telecommunication Services–1.67%
AT&T	106,307	4,022,657
†GCI Liberty Class A	9,961	618,279
Verizon Communications	67,556	4,077,680
		8,718,616
Electric Utilities–0.50%
IDACORP	9,100	1,025,297
NextEra Energy	3,324	774,459
OGE Energy	5,931	269,149
Pinnacle West Capital	5,272	511,753
		2,580,658
Electrical Equipment–0.23%
Eaton	14,412	1,198,358
		1,198,358
Electronic Equipment, Instruments & Components–1.41%
Avnet	11,382	506,328
Dolby Laboratories Class A	10,920	705,869
Jabil	38,972	1,394,029
TE Connectivity	50,923	4,745,005
		7,351,231
Energy Equipment & Services–0.63%
Core Laboratories	38,127	1,777,481
National Oilwell Varco	44,958	953,109
Schlumberger	16,498	563,737
		3,294,327
Entertainment–2.44%
†Electronic Arts	1,275	124,721
†Liberty Media-Liberty Braves Class A	1,293	35,984
†Liberty Media-Liberty Braves Class C	2,736	75,924
†Liberty Media-Liberty Formula One Class A	5,573	220,635
†Liberty Media-Liberty Formula One Class C	10,295	428,169
†Lions Gate Entertainment Class B	20,994	183,488
†Madison Square Garden Class A	13,533	3,566,216
†Netflix	4,716	1,262,096
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Take-Two Interactive Software	9,884	$ 1,238,861
Viacom Class B	12,143	291,796
Walt Disney	33,556	4,373,018
World Wrestling Entertainment Class A	12,382	880,979
		12,681,887
Equity Real Estate Investment Trusts–1.73%
American Tower	18,057	3,992,945
Brixmor Property Group	60,232	1,222,107
CoreCivic	1,426	24,641
Host Hotels & Resorts	32,296	558,398
Kimco Realty	56,003	1,169,343
Lamar Advertising Class A	7,300	598,089
Life Storage	10,800	1,138,428
Retail Properties of America Class A	23,685	291,799
		8,995,750
Food & Staples Retailing–1.01%
Kroger	42,321	1,091,035
Walgreens Boots Alliance	628	34,735
Walmart	35,026	4,156,886
		5,282,656
Food Products–0.81%
Bunge	18,855	1,067,570
Mondelez International Class A	26,905	1,488,385
†Pilgrim's Pride	52,378	1,678,453
		4,234,408
Gas Utilities–0.39%
National Fuel Gas	7,000	328,440
Spire	7,278	634,933
UGI	21,000	1,055,670
		2,019,043
Health Care Equipment & Supplies–2.64%
†ABIOMED	1,745	310,418
†Align Technology	338	61,151
Baxter International	2,130	186,311
Becton Dickinson & Co.	7,200	1,821,312
†Edwards Lifesciences	2,028	445,977
†Haemonetics	10,825	1,365,466
†Masimo	5,500	818,345
Medtronic	72,004	7,821,075
†Penumbra	6,900	927,981
		13,758,036
Health Care Providers & Services–3.14%
Chemed	3,449	1,440,199
CVS Health	12,311	776,455

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Humana	1,254	$ 320,610
†Molina Healthcare	7,776	853,183
UnitedHealth Group	59,532	12,937,494
		16,327,941
Health Care Technology–0.14%
†Veeva Systems Class A	4,800	732,912
		732,912
Hotels, Restaurants & Leisure–0.76%
McDonald's	7,938	1,704,368
†Norwegian Cruise Line Holdings	11,915	616,839
Royal Caribbean Cruises	575	62,290
Starbucks	18,000	1,591,560
		3,975,057
Household Durables–0.41%
PulteGroup	39,731	1,452,168
Toll Brothers	16,326	670,182
		2,122,350
Household Products–0.72%
Procter & Gamble	27,405	3,408,634
Spectrum Brands Holdings	6,500	342,680
		3,751,314
Independent Power and Renewable Electricity Producers–0.45%
AES	67,184	1,097,787
NRG Energy	31,615	1,251,954
		2,349,741
Industrial Conglomerates–1.14%
3M	8,009	1,316,679
Honeywell International	27,339	4,625,759
		5,942,438
Insurance–1.80%
Allstate	12,300	1,336,764
American Financial Group	2,900	312,765
American International Group	24,763	1,379,299
Everest Re Group	2,500	665,225
MetLife	22,372	1,055,064
Principal Financial Group	6,500	371,410
Travelers	25,002	3,717,547
Unum Group	18,640	553,981
		9,392,055
Interactive Media & Services–4.34%
†Alphabet Class A	3,740	4,567,064
†Alphabet Class C	2,264	2,759,816
†Facebook Class A	44,806	7,979,052
†Snap Class A	45,000	711,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†TripAdvisor	17,854	$ 690,593
†Twitter	142,841	5,885,049
		22,592,574
Internet & Direct Marketing Retail–2.00%
†Amazon.com	4,113	7,139,798
†Booking Holdings	630	1,236,444
†Etsy	23,600	1,333,400
†Qurate Retail	68,555	707,145
		10,416,787
IT Services–3.35%
†Akamai Technologies	16,297	1,489,220
Automatic Data Processing	25,531	4,121,214
Booz Allen Hamilton Holding	9,100	646,282
†Euronet Worldwide	3,600	526,680
International Business Machines	11,587	1,684,981
Mastercard Class A	2,061	559,706
†PayPal Holdings	17,918	1,856,126
Science Applications International	1,155	100,889
Visa Class A	37,543	6,457,771
		17,442,869
Life Sciences Tools & Services–0.81%
Bruker	16,238	713,335
Thermo Fisher Scientific	12,092	3,522,037
		4,235,372
Machinery–1.06%
AGCO	15,300	1,158,210
Allison Transmission Holdings	19,000	893,950
Caterpillar	275	34,735
Cummins	7,698	1,252,234
Dover	7,477	744,410
Illinois Tool Works	2,806	439,111
Parker-Hannifin	2,900	523,769
Pentair	12,985	490,833
		5,537,252
Media–6.91%
†AMC Networks Class A	47,933	2,356,386
CBS	11,842	478,061
Comcast Class A	463,407	20,890,388
†Discovery Class A	91,924	2,447,936
†Discovery Class C	43,632	1,074,220
†Liberty Broadband Class A	13,106	1,369,839
†Liberty Broadband Class C	20,361	2,131,186
†Liberty Global Class A	11,767	291,233
†Liberty Global Class C	35,642	847,923
†Liberty Media-Liberty SiriusXM Class A	22,293	926,720

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty SiriusXM Class C	41,178	$ 1,727,829
†MSG Networks Class A	36,085	585,299
Sinclair Broadcast Group Class A	20,200	863,348
		35,990,368
Metals & Mining–0.46%
Freeport-McMoRan	80,395	769,380
Nucor	11,497	585,312
Southern Copper	27,676	944,582
Steel Dynamics	3,733	111,244
		2,410,518
Multi-Utilities–0.36%
Sempra Energy	12,687	1,872,728
		1,872,728
Oil, Gas & Consumable Fuels–3.59%
Chevron	46,934	5,566,372
Encana	195,559	899,571
Exxon Mobil	51,404	3,629,637
HollyFrontier	6,303	338,093
Kinder Morgan	90,084	1,856,631
Marathon Petroleum	1,833	111,355
Occidental Petroleum	30,618	1,361,583
Phillips 66	22,417	2,295,501
Pioneer Natural Resources	9,312	1,171,170
Valero Energy	17,463	1,488,546
		18,718,459
Pharmaceuticals–4.57%
Allergan	39,457	6,640,218
†Bausch Health Companies	24,148	527,634
Bristol-Myers Squibb	30,437	1,543,460
Johnson & Johnson	38,555	4,988,246
Merck & Co.	85,861	7,227,779
Pfizer	79,948	2,872,532
		23,799,869
Professional Services–0.45%
Insperity	9,233	910,558
ManpowerGroup	6,333	533,492
Robert Half International	16,457	915,997
		2,360,047
Real Estate Management & Development–0.06%
†CBRE Group Class A	5,673	300,726
		300,726
Road & Rail–0.28%
Union Pacific	9,040	1,464,299
		1,464,299
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.35%
ASML Holding (New York shares)	4,588	$ 1,139,751
Broadcom	27,861	7,691,586
†Cree	63,816	3,126,984
Intel	55,195	2,844,199
Lam Research	5,383	1,244,065
NXP Semiconductors	3,200	349,184
Texas Instruments	8,234	1,064,162
		17,459,931
Software–8.28%
†Adobe Systems	22,962	6,343,252
†Autodesk	32,234	4,760,962
Citrix Systems	32,465	3,133,522
†Dropbox Class A	29,500	595,015
†FireEye	64,024	854,080
†Fortinet	13,924	1,068,806
LogMeIn	1,412	100,196
†Manhattan Associates	3,700	298,479
Microsoft	130,378	18,126,453
†Nuance Communications	95,390	1,555,811
Oracle	57,433	3,160,538
†salesforce.com	20,932	3,107,146
		43,104,260
Specialty Retail–2.42%
†AutoZone	88	95,447
Foot Locker	11,481	495,520
Home Depot	34,704	8,052,022
TJX	52,824	2,944,410
†Ulta Salon Cosmetics & Fragrance	1,582	396,528
†Urban Outfitters	21,217	595,985
		12,579,912
Technology Hardware, Storage & Peripherals–4.35%
Apple	60,414	13,530,923
Seagate Technology	127,839	6,876,460
Western Digital	37,795	2,254,094
		22,661,477
Textiles, Apparel & Luxury Goods–0.44%
†Deckers Outdoor	2,319	341,728
NIKE Class B	17,132	1,609,037
Ralph Lauren	3,700	353,239
		2,304,004
Thrifts & Mortgage Finance–0.11%
New York Community Bancorp	47,528	596,476
		596,476
Tobacco–0.34%
Altria Group	8,108	331,617

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco (continued)
Philip Morris International	19,241	$ 1,460,969
		1,792,586
Trading Companies & Distributors–0.33%
†NOW	8,607	98,722
WW Grainger	5,383	1,599,559
		1,698,281
Wireless Telecommunication Services–0.35%
Telephone & Data Systems	27,000	696,600
†United States Cellular	29,800	1,119,884
		1,816,484
Total Common Stock (Cost $465,292,262)		492,983,126

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.08%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	26,474,145	$ 26,474,145
Total Money Market Fund (Cost $26,474,145)		26,474,145

TOTAL INVESTMENTS–99.73% (Cost $491,766,407)	519,457,271
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	1,397,016
NET ASSETS APPLICABLE TO 41,086,714 SHARES OUTSTANDING–100.00%	$520,854,287

† Non-income producing.

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount[1]	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
2	E-mini Russell 2000 Index	$152,500	$157,909	12/20/19	$—	$(5,409)
60	E-mini S&P 500 Index	8,935,500	9,040,135	12/20/19	—	(104,635)
5	E-mini S&P MidCap 400 Index	969,000	983,311	12/20/19	—	(14,310)
3	Euro STOXX 50 Index	116,243	114,891	12/20/19	1,352	—
Total Futures Contracts					$1,352	$(124,354)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (formerly LVIP Blended Core Equity Managed Volatility Fund)(the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–6

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$492,983,126	$—	$—	$492,983,126
Money Market Fund	26,474,145	—	—	26,474,145
Total Investments	$519,457,271	$—	$—	$519,457,271
Derivatives:

Assets:
Futures Contract	$1,352	$—	$—	$1,352
Liabilities:
Futures Contracts	$(124,354)	$—	$—	$(124,354)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–7